Jul. 23, 2021
Global X Funds | Global X Alternative Income ETF
Global X Alternative Income ETF
GLOBAL X FUNDS
(the “Trust”)

Global X SuperDividend® Alternatives ETF (ALTY) (the “Fund”)

SUPPLEMENT DATED JULY 23, 2021
TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION ("SAI') FOR THE ABOVE SERIES OF THE TRUST DATED APRIL 1, 2021, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus, Statutory Prospectus and SAI.

1. As of September 28, 2021 (the "Effective Date"), the changes listed in the table below are made to the Fund’s Summary Prospectus, Statutory Prospectus and SAI. As of the Effective Date, all references to the Fund’s name are hereby replaced with the information in the last column in the table below.

	Current Disclosure	New Disclosure as of Effective Date
Fund Name	Global X SuperDividend® Alternatives ETF	Global X Alternative Income ETF

2. As of the Effective Date, the fee table and expense example in the section of the Fund's Summary Prospectus and Statutory Prospectus titled "FEES AND EXPENSES" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:[1]	0.50%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.50%
[1] Management fees have been restated to reflect current fees.

Example: The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$51	$160	$280	$628
3. As of the Effective Date, the sections of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” are hereby replaced and deleted in their entirety by the following paragraphs:

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in the securities of the Indxx SuperDividend® Alternatives Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is intended to provide exposure to five income-producing categories: Master Limited Partnerships ("MLPs") and Infrastructure, Real Estate, Preferreds, Emerging Market Bonds and Covered Calls. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global real estate investment trusts ("REITs"), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Preferreds category provides exposure to U.S. preferred securities, and gains this exposure through investing directly in the Global X U.S. Preferred ETF. The Emerging Markets Bonds category provides exposure to emerging markets debt, and gains this exposure through investing directly in the Global X Emerging Markets Bond ETF. The Covered Call category provides exposure to a covered call strategy, and gains this exposure through investing directly in the Global X Nasdaq 100 Covered Call ETF. At the annual reconstitution, each of the five categories is equally weighted at 20%. The Underlying Index may rebalance quarterly if any one category deviates more than 3% from its target weight, in which case each category is rebalanced back to equal weight of 20%. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Indxx, LLC (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser").The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy. The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
4. As of the Effective Date, the risk factors titled "Closed-End Funds Investment Risk" and "Listed Private Equity Companies Investment Risk" are hereby deleted in their entirety from the sections of the Fund’s Summary Prospectus and Statutory Prospectus titled “SUMMARY OF PRINCIPAL RISKS” and from the section of the Fund's Statutory Prospectus titled “A FURTHER DISCUSSION OF PRINCIPAL RISKS”.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees:[1]	0.50%
Distribution and Service (12b-1) Fees:	None
Other Expenses:	0.00%
Total Annual Fund Operating Expenses:	0.50%

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$51	$160	$280	$628

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests at least 80% of its total assets in the securities of the Indxx SuperDividend® Alternatives Index (the "Underlying Index") and in American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs") based on the securities in the Underlying Index. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed. The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of the collateral received).

The Underlying Index is intended to provide exposure to five income-producing categories: Master Limited Partnerships ("MLPs") and Infrastructure, Real Estate, Preferreds, Emerging Market Bonds and Covered Calls. The MLPs and Infrastructure categories primarily consist of units of MLPs and shares of infrastructure companies. The Real Estate category provides exposure to global real estate investment trusts ("REITs"), and gains this exposure through investing directly in the Global X SuperDividend® REIT ETF. The Preferreds category provides exposure to U.S. preferred securities, and gains this exposure through investing directly in the Global X U.S. Preferred ETF. The Emerging Markets Bonds category provides exposure to emerging markets debt, and gains this exposure through investing directly in the Global X Emerging Markets Bond ETF. The Covered Call category provides exposure to a covered call strategy, and gains this exposure through investing directly in the Global X Nasdaq 100 Covered Call ETF. At the annual reconstitution, each of the five categories is equally weighted at 20%. The Underlying Index may rebalance quarterly if any one category deviates more than 3% from its target weight, in which case each category is rebalanced back to equal weight of 20%. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by Indxx, LLC (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser").The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "outperform" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.
The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy. The Fund concentrates its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE